Leases - Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) $ in Thousands	Apr. 30, 2023 CAD ($)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 9,395
Less: imputed interest	(2,128)
Total present value of minimum lease payments	7,267
Less: Current portion	(1,116)
Non-current portion	6,151
2024
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	1,548
2025
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	1,033
2026
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	993
2027
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	989
2028
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	983
More than 5 years
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 3,849